Income Taxes - Valuation allowance (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net changes in valuation allowance for net deferred tax assets
Valuation allowance at beginning of year	¥ 133,607	¥ 117,625	¥ 117,527
Additions (deductions)	(19,371)	15,982	(15,139)
Change in statutory tax rate			15,237
Valuation allowance at end of year	¥ 114,236	¥ 133,607	¥ 117,625